As filed with the Securities and Exchange Commission on June 14, 2002

                                                              File Nos. 33-81800
                                                                        811-8644

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /X/
                          Post-Effective Amendment No. 18                   /X/

                                       and

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/
                                 Amendment No. 20                           /X/

                            VARIABLE INSURANCE FUNDS

               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
               (Address of Principal Executive Offices) (Zip Code)

               Registrant's Telephone Number, including area code:
                                 1-800-257-5872

                                Keith T. Robinson
                                     Dechert
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006

                                   Copies to:

                                  Walter Grimm
                               BISYS Fund Services
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)

[ ] on [date] pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] On (date) pursuant to paragraph (a)(1)

[X] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post effective amendment.


                                EXPLANATORY NOTE

This post-effective amendment no. 18 to the Registrant's registration statement on Form N-1A (File Nos., 33-81800 and 811-8644) (the "Registration Statement") incorporates by references: (i) the prospectus and statement of additional information describing the SEB (USA) World Fund, SEB (USA) Sweden Fund, SEB
(USA) International Fund, SEB (USA) Europe Fund, SEB (USA) Technology Fund, SEB
(USA) Biotechnology/Pharmaceuticals Fund, and SEB (USA) Sweden Short Term Fund as filed with the SEC pursuant to Rule 485(a)(2) under the Securities Act of 1933 on March 23, 2001,(ii) the prospectuses for the HSBC Variable Fixed Income Fund, HSBC Variable Cash Management Fund, HSBC Variable Growth and Income Fund, AmSouth Capital Growth Fund, AmSouth Select Equity Fund and AmSouth Equity Income Fund, BB&T Growth and Income Fund, BB&T Capital Manager Aggressive Growth Fund, and BB&T Large Company Growth Fund and BB&T Capital Appreciation Fund, each dated May 1, 2002, as filed with the SEC pursuant to Rule 497 under the Securities Act of 1933 on May 6, 2002; (iii)the prospectus for AmSouth Large Cap Fund, AmSouth MidCap Fund, AmSouth Enhanced Market Fund, and AmSouth International Equity Fund dated May 1, 2002, as filed with the SEC pursuant to Rule 497 under the Securities Act of 1933 on May 6, 2002; (iv) the prospectus for the Fifth Third Quality Growth VIP Fund, Fifth Third Balanced VIP Fund, Fifth Third Mid Cap VIP Fund and Fifth Third Disciplined Value VIP Fund dated May 1, 2002 as filed with the SEC pursuant to Rule 497 under the 1933 Act on May 6, 2002; and(v)the statements of additional information describing HSBC Variable Fixed Income Fund, HSBC Variable Cash Management Fund, HSBC Variable Growth and Income Fund AmSouth Capital Growth Fund, AmSouth Select Equity Fund, and AmSouth Equity Income Fund, AmSouth Large Cap Fund, AmSouth MidCap Fund, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, Fifth Third Quality Growth VIP Fund, Fifth Third Balanced VIP Fund, Fifth Third Mid Cap VIP Fund, Fifth Third Disciplined Value VIP Fund, BB&T Growth and Income Fund, BB&T Capital Manager Aggressive Growth Fund, and BB&T Large Company Growth Fund and BB&T Capital Appreciation Fund dated each May 1, 2002, as filed with the SEC pursuant to Rule 497 under the 1933 Act on May 6, 2002;

                           EXPEDITION EQUITY VIP FUND

                            VARIABLE INSURANCE FUNDS
                                3435 STELZER ROAD
                            COLUMBUS, OHIO 43219-3035


The Expedition Equity VIP Fund seeks to growth of capital with a secondary objective of income. The Fund's goals and investment program are described in detail inside. Compass Asset Management ("CAM" or "Adviser") serves as the Fund's investment adviser.

The Fund sells its shares to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans and insurance companies.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE SEPARATE ACCOUNT'S PROSPECTUS DESCRIBING THE VARIABLE INSURANCE CONTRACT. PLEASE READ BOTH PROSPECTUSES AND RETAIN THEM FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

SHARES OF THE FUND ARE NOT DEPOSITS OF OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF THEIR AFFILIATES, OR ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

AN INVESTMENT IN SHARES OF THE FUND INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF ALL OR A PORTION OF THE PRINCIPAL INVESTED, AND THE INVESTMENT RETURN AND VALUE OF SHARES OF THE FUND WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN LIQUIDATED, MAYBE WORTH MORE OR LESS THAN THE ORIGINAL COST.

COMPASS ASSET MANAGEMENT, A DIVISION OF COMPASS BANK, SERVES AS INVESTMENT ADVISER TO THE EXPEDITION FUNDS. COMPASS BANK SERVES AS THE FUNDS' CUSTODIAN. IN ADDITION, COMPASS BANK, AS WELL AS CERTAIN OF ITS DIVISIONS AND AFFILIATES, MAY PROVIDE OTHER SERVICES TO THE FUNDS. COMPASS BANK, AND THESE AFFILIATES AND DIVISIONS, WILL BE COMPENSATED FOR THESE SERVICES.

The date of this prospectus is [September 1, 2002.]

                                TABLE OF CONTENTS

RISK/RETURN SUMMARY AND FUND EXPENSES
   Investment Objectives
   Principal Investment Strategies
   Principal Investment Risks
   Fund Performance
   Fund Expenses
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
VALUATION OF SHARES
PURCHASING AND REDEEMING SHARES
   Distribution and Servicing Agents
DISTRIBUTIONS
MANAGEMENT OF THE FUND
   Investment Adviser
   Administrator and Distributor
TAXATION
SIMILAR FUND PERFORMANCE INFORMATION
GENERAL INFORMATION
   Description of the Trust and Its Shares
   Miscellaneous

                      RISK/RETURN SUMMARY AND FUND EXPENSES

INVESTMENT OBJECTIVES

The Fund seeks growth of capital. Income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities. The Fund focuses on common stocks issued by U.S. companies with medium to large market capitalizations (in excess of $1 billion at the time of purchase) that the Adviser believes are attractively valued and have favorable long-term growth potential. The Fund expects to earn income primarily from stock dividends.

PRINCIPAL INVESTMENT RISKS

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in common stocks. Large-cap stocks and mid-cap stocks may fall out of favor with investors. Further, investments in mid-cap companies typically involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets, and lesser financial resources.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND PERFORMANCE

Because the Fund has no investment track record, it has no performance information to compare against other mutual funds or a broad measure of securities market performance, such as an index. However, CAM's track record in managing a similar mutual fund is discussed under "Similar Fund Performance Information."

FUND EXPENSES

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table does not reflect separate account or insurance contract fees and charges.

[Subject to completion]

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

         Management Fees*.............................................0.75%
         Distribution (12b-1) and Service Fees........................0.25%
         Other Expenses*..............................................[  ]%
         Total Annual Fund Operating Expenses*........................[  ]%
         Less Waiver* ................................................[  ]%
         Net Expenses*................................................1.25%

------------------
* The Adviser has agreed contractually to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until September 1, 2003, so that the Fund's total annual operating expenses do not exceed 1.25% of its average daily net assets, subject to possible recoupment from the Fund in future years if such recoupment can be achieved within the foregoing expense limits.



EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

1 Year            3 Years
$[  ]             $[  ]

                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Investors should be aware that the investments made by the Fund at any given time are not expected to be the same as those made by other mutual funds for which CAM acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund seeks growth of capital. Income is a secondary objective. The investment objectives are not fundamental, and may be changed without shareholder approval. The Fund seeks its investment objective by investing, under normal market conditions, at least 80% of its assets in a diversified portfolio of equity securities. Equity securities include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, warrants and any rights to purchase common stocks. The Fund focuses on common stocks issued by U.S. companies with medium to large market capitalizations (in excess of $1 billion) that the Adviser believes are attractively valued and have favorable long-term growth potential. The Fund generally seeks to diversify its investments across all major industry sectors. The Adviser's investment selection process begins with the use of quantitative screening techniques to evaluate securities based on both value characteristics (i.e., where a company's stock market value is attractive relative to historical earnings and its apparent prospects for future earnings and dividend growth) and momentum characteristics (such as changes in a company's earnings per share estimates). The Adviser then analyzes the fundamental characteristics of these companies to evaluate which companies hold the best prospects for future growth. These growth characteristics include factors such as above average sales or earnings growth, pricing flexibility, and superior margins and profitability trends compared to a company's industry peers.

The Adviser monitors the companies owned by the Fund and may sell a security when there is a fundamental change in a company's outlook or when better opportunities are available within that industry sector. By blending these value and growth criteria, the Adviser attempts to lessen the Fund's volatility and avoid the cycles in performance associated with "style specific" investment management.

While the Fund is permitted to invest in preferred stocks, securities convertible into or exchangeable for common stocks, warrants and any rights to purchase common stocks, it does not expect to invest more than 20% of its assets in such securities. To achieve its secondary objective of income, the Fund relies primarily on income from common stock that pay dividends.

The Fund has the flexibility to make portfolio investments and engage in other investment techniques that are different than the strategies mentioned here. More information on the Fund's investment strategies may be found in the Statement of Additional Information (see back cover).

The Fund's investment strategies may subject it to a number of risks, including the following.

MARKET RISK

Although equity securities historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.

While potentially offering greater opportunities for growth of capital than larger, more established companies, the equity securities of medium capitalization companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel.

The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, if any, generally will change in value inversely with changes in interest rates. Also, the Fund's investments may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

The Fund is also subject to the risk that its investment approach, which seeks to identify common stocks with both growth and value characteristics, may cause it to perform differently than funds that target a specific equity market segment or that invest in other asset classes.

TEMPORARY INVESTMENTS

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash and/or high quality money market instruments that ordinarily would not be consistent with the Fund's objectives. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Fund, its investment strategies, and its risks.

                               VALUATION OF SHARES

The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (a "Business Day"). If portfolio investments of the Fund are traded in markets on days that are not Business Days of the Fund, the Fund's net asset value may vary on days when investors cannot purchase or redeem shares.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Fund will be valued at market value. If market quotations are not readily available, the securities will be valued by a method which the Board of Trustees of Variable Insurance Funds (the "Trust") believes accurately reflects fair value. For further information about valuation of investments, see the Statement of Additional Information.

                         PURCHASING AND REDEEMING SHARES

Shares of the Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, by qualified pension and retirement plans, and by certain insurance companies. The Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Fund's shares, in whole or in part.

Shares of the Fund are purchased or redeemed at the net asset value per share next determined after receipt and acceptance by the Fund's distributor (or other agent) of a purchase order or receipt of a redemption request. Transactions in shares of the Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. The Fund intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the Fund to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

The Fund currently does not foresee any disadvantages to investors if the Fund serves as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Fund serves as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

The Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely. In such an event, any investments allocated to the Fund will, subject to any necessary regulatory approvals, be invested in another portfolio of the Trust deemed appropriate by the Board of Trustees, or in another mutual fund.



DISTRIBUTION AND SERVICING AGENTS

The Board of Trustees of the Trust has adopted for the Fund a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan allows the Fund to use part of its assets for (1) the sale and distribution of its Shares, including advertising, marketing and other promotional activities; and (2) for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution or its affiliates, including Compass Bank and its affiliates, providing these services ("Servicing Agent") may receive a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

                                  DISTRIBUTIONS

The Fund intends to pay to shareholders substantially all of its net income, if any, as dividends at least quarterly and realized capital gains, if any, annually.

                             MANAGEMENT OF THE FUND

INVESTMENT ADVISER

Compass Asset Management, 2001 Kirby Drive, Houston, TX 77019, serves as investment adviser to the Fund. CAM is a separate division of Compass Bank, operating within Compass Bank's Asset Management Group. Compass Bank is a wholly owned subsidiary of Compass Bancshares, Inc. ("Compass Bancshares"). The Asset Management Group provides investment advisory and management services to individuals, pension and profit sharing plans, endowments and foundations. As of December 31, 2001, Compass Bank had approximately $10 billion in assets under administration. Of this total, Compass Bank had investment discretion over more than $3.6 billion, of which approximately $1.27 billion were assets of the Expedition Funds, a family of mutual funds managed by CAM.

Subject to the general supervision of the Board of Trustees and in accordance with the investment objectives and restrictions of the Fund, the Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

Under an investment advisory agreement between the Trust and the Adviser, the fee payable to CAM by the Trust for investment advisory services is the lesser of (a) a fee computed daily and paid monthly at the annual rate of 0.75% of the Fund's daily net assets or (b) such fee as may from time to time be agreed upon in writing by the Trust and the Adviser. Compass Bank and its affiliates also receive compensation in connection with the following: Compass Bank serves as the

Fund's Custodian and, for any transactions conducted through the Adviser's affiliated broker-dealers, such brokerage affiliates will generally earn commissions on these transactions.

In addition to any distribution and service fees that the Fund may pay, Compass Bank or its affiliates generally pay an administrative services fee to insurance companies which use the Fund as an underlying investment vehicle for their variable annuity and variable life insurance contracts based upon the aggregate net assets of the series attributable to these contracts. These administrative service fees are not paid by the Fund, its shareholders, or by the contractholders.


PORTFOLIO MANAGEMENT


CAM's Funds Management Team establishes broad investment strategies and policies, oversees the day-to-day management of, and reviews investment recommendations for, the Fund. No one person is primarily responsible for making investment recommendations to the team. The members of the Funds Management Team involved in the management of the Fund are:

JAN A. KOENIG, CFA - Chief Investment Officer, Asset Management Group. Mr. Koenig has been employed by Compass Bank since 1996 and has overall responsibility for Compass Asset Management's activities as Adviser to the Expedition Funds. Prior to joining Compass Bank, Mr. Koenig served as Chief Investment Officer for Bank South and City Investment Manager for NationsBank. He also spent eight years with Texas Commerce Bank as manager of the Investment Services Group and senior portfolio manager. Mr. Koenig received a B.A. with Highest Honors in Industrial Engineering from the Georgia Institute of Technology in 1976 and received an MBA from the Harvard University Graduate School of Business in 1978. He has 18 years of investment experience and has served on the Adviser's Funds Management Team since 1997.

DENISE A. (DEE) WOODHAM - Senior Vice President and Director of Funds Management, Asset Management Group. Ms. Woodham serves as Chair of the Asset Management Group's Trust Investment Committee and is responsible for overseeing the day-to-day activities of the personnel involved in investment management of the Fund and other mutual funds managed by CAM. Ms. Woodham is a 1982 summa cum laude graduate of the University of Alabama with a BS in Corporate Finance and Investment Management. Prior to joining the Asset Management Group in 1994, she was responsible for Compass Bank's bond portfolio and asset liability management. Ms. Woodham also holds a Masters Degree from the University of Alabama in Banking and Finance. She has 19 years of investment experience and has served on the Adviser's Funds Management Team since 1997.

FORREST ARMSTRONG - Senior Vice President and Senior Equity Specialist. Mr. Armstrong has primary responsibility for the day-to-day management of core equity portfolios within the Asset Management Group, including the Fund. His investment career has been focused primarily as an equity securities analyst and portfolio manager for mutual fund management companies. Mr. Armstrong joined Compass Bank in 1994. He received his Bachelors of Science degree from Stephen F. Austin University in 1970 and also holds an MBA in finance from the University of Houston. He has 24 years of investment experience and has served on the Adviser's Funds Management Team since 1997.

SCOTT FLURRY - Vice President and Trader, Asset Management Group. Mr. Flurry joined Compass Bank in 1993 as a credit analyst. From 1995-1998, Mr. Flurry served as Vice President of the Investment Credit Section, and, in that role he was responsible for monitoring credit risk in Compass Bank's investment portfolio. He joined the Adviser's Asset Management Group in 1998. Mr. Flurry is a 1990 graduate of the University of Alabama with a BS degree in Corporate Finance and Investment Management. He has 7 years of investment experience and has served on the Adviser's Funds Management Team since 1998.

ADMINISTRATOR AND DISTRIBUTOR

BISYS Fund Services Ohio, Inc. is the administrator for the Fund, and BISYS Fund Services acts as the Fund's principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Fund's service providers.

                                    TAXATION

The Fund intends to qualify and to elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Fund will not be liable for federal income tax on income it distributes.

The Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

                      SIMILAR FUND PERFORMANCE INFORMATION

The following table provides information concerning the historical total return performance of the Institutional Class shares of the Expedition Equity Fund (the "Expedition Fund"), a series of the Expedition Funds. The Expedition Fund's investment objectives, policies and strategies are substantially similar to those of the Fund. Like the Fund, the Expedition Fund is managed by the Adviser's Funds Management Team. While the investment objectives, policies and risks of the Expedition Fund and the Fund are similar, they are not identical, and the performance of the Expedition Fund and the Fund will vary. The data is provided to illustrate the past performance of CAM in managing a substantially similar investment portfolio, and does not represent the past performance of the Fund or the future performance of the Fund or its portfolio management team. Consequently, potential investors should not consider this performance data as an indication of the future performance of the Fund or of its portfolio management team.

The performance data shown below reflects the operating expenses of the Expedition Fund, which are lower than the estimated expenses of the Fund. The Expedition Fund, unlike the Fund, is not sold to insurance company separate accounts to fund variable insurance contracts. As a result, the performance results presented below do not take into account charges or deductions against a separate account or variable insurance contract for cost of insurance charges, premium loads, administrative fees, maintenance fees, premium taxes, mortality and expense risk charges, or other charges that may be incurred under a variable insurance contract for which the Fund serves as an underlying investment vehicle. By contrast, investors with contract value allocated to the Fund will be subject to charges and expenses relating to variable insurance contracts and separate accounts.

The Expedition Fund's performance data shown below is calculated in accordance with standards prescribed by the Securities and Exchange Commission for the calculation of average annual total return information. The investment results of the Expedition Fund presented below are audited and are not intended to predict or suggest results that might be experienced by the Expedition Fund or the Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. The performance data for the benchmark index identified below does not reflect the fees or expenses of the Expedition Fund or the Fund.

AVERAGE ANNUAL TOTAL RETURNS FOR THE EXPEDITION FUND AND FOR ITS BENCHMARK INDEX FOR PERIODS ENDED MARCH 31, 2002

                                                                                                SINCE INCEPTION
SIMILAR FUND/BENCHMARK                                      1 YEAR              5 YEARS             10/13/93
----------------------                                      ------              -------

EXPEDITION EQUITY FUND- INSTITUTIONAL CLASS *               -5.47%               10.47%               11.36%

S&P  500(R) INDEX**                                          0.24%               10.18%               13.31%

LIPPER LARGE CAP CORE FUNDS AVERAGE ***                     -1.87%                7.99%               10.75%

-----------------
*        Institutional Shares of the Fund were offered beginning June 13, 1997.
         The performance information shown prior to that date represents performance of the Adviser's similarly managed common trust fund which commenced operations on October 13, 1993. The common trust fund's performance has been adjusted to reflect the expenses applicable to Institutional Shares of the Expedition Fund. The common trust fund was not registered with the Securities and Exchange Commission ("SEC") and was not subject to certain investment restrictions that are imposed on the Fund. If the common trust fund had been registered with the SEC, its performance might have been adversely affected.

** The Standard & Poor's 500(R) Composite Stock Price Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. You cannot invest directly in an index.

*** The Lipper Large Cap Core Funds Average is the average return of all the mutual funds tracked by Lipper Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. The Average does not reflect any deduction for sales charges.



                               GENERAL INFORMATION

DESCRIPTION OF THE TRUST AND ITS SHARES

Variable Insurance Funds was organized as a Massachusetts business trust in 1994 and currently consists of multiple portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

MISCELLANEOUS

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.

For more information about the Fund, the following document is available free upon request:



STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
AN INVESTOR CAN GET FREE COPIES OF THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS ANY QUESTIONS ABOUT THE FUND, BY CONTACTING A BROKER OR BANK THAT SELLS AN INSURANCE CONTRACT THAT OFFERS THE FUND AS AN INVESTMENT OPTION. OR CONTACT 1-800-848-6331 FOR FURTHER INFORMATION.

                            VARIABLE INSURANCE FUNDS
                                3435 STELZER ROAD
                            COLUMBUS, OHIO 43219-3035

--------------------------------------------------------------------------------


Investors can review and copy the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Fund:

- For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

-        Free from the Commission's Website at http://www.sec.gov.



Investment Company Act file no. 811-8644.

                            VARIABLE INSURANCE FUNDS

                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                   Expedition Equity VIP Fund-1-800--848-6331



                       STATEMENT OF ADDITIONAL INFORMATION

                               [September 1, 2002]

This Statement of Additional Information ("SAI") describes the Expedition Equity VIP Fund (the "Fund"), an investment portfolio of Variable Insurance Funds (the "Trust").

The Trust offers an indefinite number of transferable units ("Shares") of the Fund. Shares of the Fund may be sold to segregated asset accounts ("Separate Accounts") of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts ("Variable Contracts") issued by the insurance companies. Shares of the Fund also may be sold to qualified pension and retirement plans, certain insurance companies, and the investment advisers of the Fund. The Separate Accounts invest in Shares of the Fund in accordance with allocation instructions received from owners of the Variable Contracts ("Variable Contract Owners").

This SAI is not a Prospectus and is authorized for distribution only when preceded or accompanied by a Prospectus of the Fund, dated [September 1, 2002], as supplemented from time to time. This SAI contains more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. This SAI is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing the Trust at 3435 Stelzer Road, Columbus, Ohio 43219-3035, or by telephoning the toll free number set forth above.

                                TABLE OF CONTENTS
                                -----------------



INVESTMENT OBJECTIVES AND POLICIES..........................................1


                  American Depositary Receipts (ADRs)                       1

                  Bank Obligations..........................................1
                  Commercial Paper..........................................1
                  Common and Preferred Stocks...............................2
                  Convertible Securities....................................2
                  Exchange Traded Funds (ETFs)..............................3
                  Foreign Investments.......................................4
                  Futures and Options on Futures............................4
                  Options...................................................6
                  Investment Company Shares.................................7
                  Lending of Portfolio Securities...........................8

                  Master Exchange Traded Limited Partnerships...............9
                  Repurchase Agreements.....................................9

                  Restricted Securities.....................................9
                  Reverse Repurchase Agreements............................10
                  Short Term Obligations...................................10
                  Standard & Poors Depositary Receipts ("SPDRs")...........10

                  STRIPs...................................................11
                  U.S.Government Obligations...............................11
                  Variable and Floating Rate Securities....................11
                  Warrants.................................................12
                  When Issued Securities...................................12
                  When Issued and Delayed Delivery Transactions............12

INVESTMENT RESTRICTIONS....................................................17

         Portfolio Turnover................................................19

NET ASSET VALUE............................................................19

         Valuation of the Fund.............................................20

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.............................20


MANAGEMENT OF THE TRUST....................................................21

         Management Information............................................21
         Board of Trustees.................................................23
         Trustee Compensation..............................................25

         Investment Adviser................................................26
         Portfolio Transactions............................................30
         Federal Banking Law...............................................32
         Administrator.....................................................32
         Expenses..........................................................33
         Distributor.......................................................33
         Custodians, Transfer Agent and Fund Accounting Services...........34
         Independent Accountants...........................................35
         Legal Counsel.....................................................35
         Code of Ethics....................................................35

ADDITIONAL INFORMATION.....................................................35

         Description of Shares.............................................35
         Vote of a Majority of the Outstanding Shares......................36

         Shareholder and Trustee Liability.................................37
         Additional Tax Information........................................37
         Performance Information...........................................40
         Miscellaneous.....................................................42

APPENDIX....................................................................i

The Trust is an open-end management investment company which currently offers multiple separate portfolios, each with different investment objectives. This SAI contains information about the Expedition Equity VIP Fund which is advised by Compass Asset Management (the "Adviser".)

Much of the information contained in this SAI expands upon subjects discussed in the Prospectus of the Fund. Capitalized terms not defined herein are defined in the Prospectus. No investment in The Fund should be made without first reading the Fund's Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES


The Fund's investment objective is to provide growth of capital, with a secondary objective of income. There can be no assurance that the Fund will achieve its objective. The Fund is classified as a "diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act".)

Under normal market conditions, at least 80% of the Fund's assets will be invested in a diversified portfolio of equity securities. The Fund's policy to invest at least 80% of its assets in these types of securities can only be changed after providing 60 days' notice to shareholders. The Fund focuses on common stocks issued by mid-and large-capitalization companies. The Adviser does not intend to invest more than 20% of its assets in other equity securities, such as warrants and rights to purchase common stocks, preferred stocks convertible into common stock, and non-convertible preferred stocks.

The Fund may invest any remaining assets in U.S. dollar denominated equity securities of foreign issuers listed on national securities exchanges or actively traded in the over-the-counter market, and American Depositary Receipts. The Fund also may purchase and sell ("write") put and call options (including options on indices) and may purchase financial futures contracts and options thereon. The Fund also may purchase bonds convertible into common stock and Standard & Poor's Depositary Receipts.

To achieve its secondary objective of income, the Fund relies primarily on income from dividend paying common stock. The Fund may also rely on interest income from convertible securities and preferred stocks.


The following policies supplement the investment objectives and policies of the Fund as set forth in the Prospectus and above.

AMERICAN DEPOSITORY RECEIPTS ("ADRS"). ADRs are securities, typically issued by an U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. Generally, ADRs are designed for trading in the U.S. securities market. ADRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. The Fund may invest in ADRs traded on registered exchanges or on NASDAQ and may also invest in ADRs not traded on an established exchange. While the Fund typically invests in sponsored ADRs, joint arrangements between the issuer and the depositary, some ADRs may be unsponsored. Unlike sponsored ADRs, the holders of unsponsored ADRs bear all expenses and the depositary may not be obligated to distribute shareholder communications or to pass through the voting rights on the deposited securities.


BANK OBLIGATIONS. Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits. Eurodollar and Yankee Bank Obligations are U.S. dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks.

COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

The Fund may invest in short-term promissory notes (including variable amount master demand notes) issued by corporations and other entities, such as municipalities, rated at the time of purchase within the two highest categories assigned by a nationally recognized statistical rating organization ("NRSRO") (E.G., A-2 or better by Standard & Poor's Ratings Services ("S&P"), Prime-2 or better by Moody's Investors Service, Inc. ("Moody's") or F-2 or better by Fitch Investors Service ("Fitch")) or, if not rated, determined to be of comparable quality to instruments that are so rated. The Fund may also invest in Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

COMMON AND PREFERRED STOCKS. Common and preferred stocks represent units of ownership in a corporation. Owners of common stock typically are entitled to vote on important matters. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate. Preferred stock has a claim prior to common stockholders with respect to dividends.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. Convertible securities are fixed income securities that may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The Fund may invest in convertible securities that are rated "BBB" by S&P and "Baa" by Moody's, or higher, at the time of investment, or if unrated, are of comparable quality.

The fourth highest rating group (I.E., BBB by S&P or Baa by Moody's) or, if not rated, those are determined to be of comparable quality are considered to be "medium-grade securities" ("Medium-

Grade Securities"). As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest. Medium-Grade Securities are considered by Moody's to have speculative characteristics. Medium-Grade Securities are generally subject to greater credit risk than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of Medium-Grade Securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. The value and liquidity of Medium-Grade Securities may be diminished by adverse publicity and investor perceptions. Because certain Medium-Grade Securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of the Fund to sell such securities at their fair market value either to meet redemption requests or to respond to changes in the financial markets may be limited. Should subsequent events cause the rating of a debt security purchased by the Fund to fall below BBB or Baa, as the case may be, the Adviser will consider such an event in determining whether the Fund should continue to hold that security. In no event, however, would the Fund be required to liquidate any such portfolio security where the Fund would suffer a loss on the sale of such security.

Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock.

When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities, and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the opinion of the Adviser, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser may consider numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

As with all fixed income securities, the market values of convertible securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase.


EXCHANGE TRADED FUNDS ("ETFS"). ETFs are shares of other investment companies which can be traded on an exchange but whose underlying assets are stocks selected to track a particular index. Therefore, an ETF can track the performance of an index in much the same way as a traditional indexed mutual fund. But unlike many traditional investment companies, which are only bought and sold at closing net asset values, ETFs are tradable in the secondary market on an intra-day basis, and are redeemed principally in-kind at each day's next calculated net asset value. These arrangements are designed to protect ongoing shareholders from adverse effects on the ETFs that could arise from frequent cash creation and redemption transactions. Moreover, in contrast to conventional indexed mutual funds where redemptions can have an adverse tax impact on shareholders because of the need to sell portfolio securities (which sales may generate taxable gains), the in-kind redemption mechanism of the ETFs generally will not lead to a tax event for the ETF or its ongoing shareholders.

The Fund may purchase shares of other investment companies to the extent consistent with applicable law and each Fund's investment limitations. ETFs, like other investment companies, typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of ETFs results in the layering of expenses, such that Fund shareholders would indirectly bear a proportionate share of any ETFs' operating expenses.

Some of the risks of investing in ETFs are similar to those of investing in an indexed mutual fund, including: market risk (the risk of fluctuating stock prices in general), asset class risk (the risk of fluctuating prices of the stocks represented in the ETF's index), tracking error risk (the risk of errors in matching the ETF's underlying assets to the index), industry concentration risk (the risk of the stocks in a particular index being concentrated in an industry performing poorly relative to other stocks) and the risk that since an ETF is not actively managed it cannot sell poorly performing stocks as long as they are represented in the index. Other ETF risks include: the risk that ETFs may trade at a discount from their NAV and the risk that the ETFs may not be liquid.

The ETFs the Fund may invest in include Standard & Poor's Depositary Receipts ("SPDRs"), which are discussed in more detail below.


FOREIGN SECURITIES. Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, The Fund may use futures contracts and related options for either (i) "bona fide hedging purposes," as such term is defined by the CFTC, or (ii) for other risk management purposes only to the extent that the aggregate initial margin and premiums on such positions (excluding the amount by which options on futures contracts are in the money) do not exceed 5% of the Fund's net assets. Instances in which the Fund may use futures contracts and related options for risk management purposes (other than bona fide hedging) include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund will segregate (and mark-to-market on a daily basis), assets consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated assets function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated assets will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will segregate cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will segregate cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will segregate cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.


OPTIONS. The Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

The Fund must cover all options it writes. For example, when the Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund's custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. The Fund may otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.

The Fund may trade put and call options on securities, securities indices or currencies, as the investment adviser determines is appropriate in seeking the Fund's investment objective. For example, the Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

In another instance, the Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

There are significant risks associated with the Fund's use of options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.


INVESTMENT COMPANY SHARES. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which a fund can invest in securities of other investment companies. The Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

LENDING OF PORTFOLIO SECURITIES. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to its investment adviser, or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government Securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government Securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

MASTER EXCHANGE TRADED LIMITED PARTNERSHIPS. A master exchange traded limited partnership interest entitles the Fund to participate in the investment return of the partnership's assets as defined by the agreement among the partners. As a limited partner, the Fund generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner's liability generally is limited to the amount of its commitment to the partnership.


REPURCHASE AGREEMENTS. Repurchase agreements are agreements by which a person (e.g., the Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations. The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Permitted investments for the Fund include restricted securities, and the Fund may invest up to 15% of its net assets in illiquid securities, subject to the Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Fund's Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.


REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These assets are marked to market daily and segregateded until the transaction is settled.

SHORT-TERM OBLIGATIONS. The Fund may invest in high quality, short-term obligations (with maturities of 12 months or less) such as domestic and foreign commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, repurchase agreements, and U.S. Government obligations (including STRIPs) in order to acquire interest income combined with liquidity. Such investments will be limited to those obligations which, at the time of purchase
(i) possess one of the two highest short-term ratings from nationally recognized statistical rating organizations ("NRSROs"), or (ii) do not possess a rating (I.E., are unrated) but are determined to be of comparable quality to rated instruments eligible for purchase. Under normal market conditions, the Fund will limit its investment in short-term obligations to 20% of its total assets. For temporary defensive purposes, these investments may constitute 100% of the Fund's portfolio and, in such circumstances, will constitute a temporary suspension of its attempts to achieve its investment objective.

STANDARD & POOR'S DEPOSITARY RECEIPTS ("SPDRS"). SPDRs are securities that represent ownership in a unit investment trust (a "UIT"), a type of investment company, that holds a portfolio of common stocks designed to track the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"). SPDRs are a type of ETF and may be obtained from the UIT directly or purchased in the secondary market. SPDRs are generally listed on the American Stock Exchange.

The Fund may purchase shares of other investment companies to the extent consistent with applicable law and the Fund's investment limitations. SPDRs, like other investment companies, typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of SPDRs results in the layering of expenses, such that Fund shareholders would indirectly bear a proportionate share of the UIT's operating expenses.

The UIT will issue SPDRs in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the S&P Index, (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Fund must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Fund will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of SPDRs is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Fund could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

STRIPS. Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities.

U.S. GOVERNMENT OBLIGATIONS. The types of U.S. Government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These securities are backed by the full faith and credit of the U.S. Treasury; the issuer's right to borrow from the U.S. Treasury; the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or the credit of the agency or instrumentality issuing the obligations.

Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are: Farm Credit Banks; National Bank for Cooperatives; Federal Home Loan Banks; Farmers Home Administration; and Fannie Mae.

VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WARRANTS. Warrants give holders the right, but not the obligation, to buy shares of a company at a given price, usually higher than the market price, during a specified period.


WHEN-ISSUED SECURITIES. The Fund may purchase debt obligations on a when-issued basis, in which case delivery and payment normally take place on a future date. The Fund will make commitments to purchase obligations on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date. During the period prior to the settlement date, the securities are subject to market fluctuation, and no interest accrues on the securities to the purchaser. The payment obligation and the interest rate that will be received on the securities at settlement are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis may be used as a form of leveraging because the purchaser may accept the market risk prior to payment for the securities. The Fund, however, will not use such purchases for leveraging; instead, the Fund will set aside assets to cover its commitments. If the value of these assets declines, the Fund will place additional liquid assets aside on a daily basis so that the value of the assets set aside is equal to the amount of the commitment.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.



                             INVESTMENT RESTRICTIONS

The following investment restrictions may be changed with respect to the Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined under "ADDITIONAL INFORMATION -- Vote of a Majority of the Outstanding Shares" in this SAI).

The Fund will not:

         1. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry;


         2. Borrow money or issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time;

         3. Make loans, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time;

         4. Underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

         5. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus and/or SAI of the Fund; and

         6. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction).

The following additional investment restriction is a not fundamental policiy and therefore may be changed without the vote of a majority of the outstanding Shares of the Fund. The Fund may not:

         1. Purchase or otherwise acquire any securities if, as a result, more than 15% of the Fund's net assets would be invested in securities that are illiquid.



If any percentage restriction described above is satisfied at the time of purchase, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction. However, should a change in net asset value or other external events cause the Fund's investments in illiquid securities to exceed the limitation set forth in the Fund's Prospectus, that Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, that Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

PORTFOLIO TURNOVER

Changes may be made in the Fund's portfolio consistent with the investment objective and policies of the Fund whenever such changes are believed to be in the best interests of the Fund and its Shareholders. The portfolio turnover rates for the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemptions of Shares and by requirements which enable the Fund to receive certain favorable tax treatments. High portfolio turnover rates will generally result in higher transaction costs to the Fund, including brokerage commissions.

The Fund will be managed without regard to its portfolio turnover rate.

The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Securities and Exchange Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less.

                                 NET ASSET VALUE

The net asset value of the Fund is determined and the Shares of the Fund are priced as of the Valuation Times on each Business Day of the Trust (other than a day on which there are insufficient changes in the value of the Fund's portfolio securities to materially affect the Fund's net asset value or a day on which no Shares of the Fund are tendered for redemption and no order to purchase any Shares is received). A "Business Day" is a day on which the New York Stock Exchange, Inc. ("NYSE") is open for trading. Currently, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

VALUATION OF THE FUND

Portfolio securities, the principal market for which is a securities exchange, generally will be valued at the closing sales price on that exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities, the principal market for which is not a securities exchange, generally will be valued at their latest bid quotation in such principal market. If no such bid price is available, then such securities will be valued in good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees. Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Shares of investment companies are valued on the basis of their net asset values, subject to any applicable sales charge. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair market value as determined in good faith under the general supervision of the Board of Trustees. If a significant market event impacting the value of a portfolio security occurs subsequent to the close of trading in the security, but prior to the calculation of The Fund's net asset value per share, market quotations for that security may not be readily available. If the impact of such a significant market event materially affects the net asset value per share of The Fund, an affected portfolio security will be valued at fair market value as determined in good faith under the general supervision of the Board of Trustees.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Shares of the Fund are sold on a continuous basis by the Distributor, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. The public offering price of Shares of the Fund is the net asset value per Share.

The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Trust of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Trust to determine the fair market value of its net assets.

Shares may be redeemed without charge on any day that net asset value is calculated. All redemption orders are effected at the net asset value per Share next determined after receipt by the Distributor of a redemption request. Payment for Shares redeemed normally will be made within seven days.

The Trust intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, a Shareholder may incur brokerage costs in converting such securities to cash.

Variable Contract Owners do not deal directly with the Fund to purchase, redeem, or exchange Shares, and Variable Contract Owners should refer to the prospectus for the applicable Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the pertinent Separate Account that invests in the Fund.

The Fund reserves the right to discontinue offering Shares at any time. In the event that the Fund ceases offering its Shares, any investments allocated to the Fund will, subject to any necessary regulatory approvals, be invested in another portfolio of the Trust deemed appropriate by the Trustees.

                             MANAGEMENT OF THE TRUST

MANAGEMENT INFORMATION

The names of the Trustees, their addresses, ages, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee and executive officer who is an "interested person" (as defined in the 1940 Act) and each non-interested Trustee are set forth below:

Trustees

------------------------------------------------------------------------------------------------------------------------------------
      NAME, ADDRESS, AND AGE          POSITION(S)   TERM OF OFFICE       PRINCIPAL        NUMBER OF     OTHER TRUSTEESHIPS HELD BY
                                       HELD WITH     AND LENGTH OF     OCCUPATION(S)     PORTFOLIOS              TRUSTEE
                                         FUND         TIME SERVED      DURING PAST 5       IN FUND
                                                                           YEARS           COMPLEX
                                                                                         OVERSEEN BY
                                                                                           TRUSTEE
------------------------------------ -------------- ---------------- ------------------ -------------- -----------------------------
NON-INTERESTED TRUSTEES
------------------------------------ -------------- ---------------- ------------------ -------------- -----------------------------
James H. Woodward                    Trustee        Indefinite       Chancellor,        25             J.A. Jones, Inc.
University of North Carolina                        4/97 to present  University of
   at Charlotte                                                      North Carolina
9201 University City Blvd.                                           at
Charlotte, NC 28223                                                  Charlotte--7/89
Birthdate:  11/24/1939                                               to present
------------------------------------ -------------- ---------------- ------------------ -------------- -----------------------------
Michael Van Buskirk                  Trustee        Indefinite       Chief Executive    25             Coventry Corporation
3435 Stelzer Road                                   4/97 to present  Officer, Ohio
Columbus, Oh 43219                                                   Bankers Assoc.
Birthdate:  02/22/1947                                               (industry trade
                                                                     association)--
                                                                     5/91 to  present
------------------------------------ -------------- ---------------- ------------------ -------------- -----------------------------
INTERESTED TRUSTEES
------------------------------------ -------------- ---------------- ------------------ -------------- -----------------------------


Walter B. Grimm(1)                   Trustee        Indefinite       Employee of        25             1st Source Monogram Funds
3435 Stelzer Road                                   4/97 to present  BISYS Fund
Columbus, Oh 43219                                                   Services--6/92 to                 American Performance
Birthdate:  06/30/1945                                               present
                                                                                                       Brenton Mutual Funds

                                                                                                       Counter Bond Fund

                                                                                                       Kensington Funds

                                                                                                       Performance Funds Trust

                                                                                                       The Shelby Funds

                                                                                                       United American Cash
                                                                                                       Reserves

                                                                                                       UST of Boston
------------------------------------------------------------------------------------------------------------------------------------


Executive Officers

----------------------------------------------------------------------------------------------------------------------
    NAME, ADDRESS, AND AGE      POSITION(S) HELD WITH TRUST   TERM OF OFFICE AND LENGTH     PRINCIPAL OCCUPATION(S)
                                                                   OF TIME SERVED             DURING PAST 5 YEARS
------------------------------- ---------------------------- ---------------------------- ----------------------------
Walter B. Grimm                 President and Chairman       Indefinite                   Employee of BISYS Fund
3435 Stelzer Road               of the Board                 4/97 to present              Services (6/92 to present)
Columbus, Oh 43219
Age:  56
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Charles L. Booth                Vice President and           Indefinite                   Employee of BISYS Fund
3435 Stelzer Road,              Assistant Secretary          4/99 to present              Services (4/91 to present).
Columbus, OH 43219
Age: 42
------------------------------- ---------------------------- ---------------------------- ----------------------------
Jeffrey Cusick                  Vice President               Indefinite                   Employee of BISYS Fund
3435 Stelzer Road,                                           11/01 to present             Services (7/95 to present).
Columbus, OH 43219
Age: 42
------------------------------- ---------------------------- ---------------------------- ----------------------------
Alaina Metz                     Secretary                    Indefinite                   Employee of BISYS Fund
3435 Stelzer Road,                                           4/97 to present              Services (6/95 to present).
Columbus, OH 43219
Age:  35
------------------------------- ---------------------------- ---------------------------- ----------------------------
Steven Pierce                   Treasurer                    Indefinite                   Employee of BISYS Fund
3435 Stelzer Road,                                           8/01 to present              Services (4/99 to


----------
1 Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act of 1940, because of his employment with BISYS Fund Services.


----------------------------------------------------------------------------------------------------------------------
Columbus, OH 43219                                                                        present); Manager of
Age:  36                                                                                  Investment Operations, CNA
                                                                                          Insurance (10/96 to 4/99).
------------------------------- ---------------------------- ---------------------------- ----------------------------
Nimish Bhatt                    Principal Financial and      Indefinite                   Employee of BISYS Fund
3435 Stelzer Road,              Accounting Officer and       11/98 to present             Services (7/96 to
Columbus, OH 43219              Comptroller                                               present).
Age:  38
----------------------------------------------------------------------------------------------------------------------


BOARD OF TRUSTEES

Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

Valuation Committee

The Board of Trustees has a Valuation Committee whose function is to monitor the valuation of portfolio securities and other investments and, as required by the Trust's valuation policies, when the Board is not in session it shall determine the fair value of portfolio holdings after consideration of all relevant factors, which determinations shall be reported to the full Board. The Valuation Committee currently consists of Messrs. Van Buskirk, Grimm, Pierce, and Ms. Metz. The Valuation Committee held no meetings during the last year.

Listed below for each Trustee is a dollar range of securities beneficially owned in the Fund together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2001.

-----------------------------------------------------------------------------------------------------------------------
            NAME OF TRUSTEE              DOLLAR RANGE OF EQUITY SECURITIES IN     AGGREGATE DOLLAR RANGE OF EQUITY
                                                       THE TRUST                    SECURITIES IN ALL REGISTERED
                                                                                  INVESTMENT COMPANIES OVERSEEN BY
                                                                                   TRUSTEE IN FAMILY OF INVESTMENT
                                                                                              COMPANIES
---------------------------------------- -------------------------------------- --------------------------------------
James H. Woodward                                        none                                   none
---------------------------------------- -------------------------------------- --------------------------------------
Michael Van Buskirk                                      none                                   none
---------------------------------------- -------------------------------------- --------------------------------------
Walter B. Grimm                                          none                                   none
---------------------------------------- -------------------------------------- --------------------------------------

As of January 1, 2002, the Trustees and officers of the Trust, as a group, owned Variable Contracts that entitled them to give voting instructions with respect to less than one percent of the Shares of any portfolio of the Trust.

No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Advisor or the principal underwriter of the Trust (no including registered investment companies). Set forth in the table below is information regarding each non-interested Trustee's (and his immediate family members') share ownership in securities of the Advisor, the principal underwriter of the Trust, and any entity controlling, controlled by or under common control with the Advisor or principal underwriter of the Trust (not including registered investment companies).

----------------------------------------------------------------------------------------------------------------------
  NAME OF TRUSTEE      NAME OF OWNERS         COMPANY         TITLE OF CLASS         VALUE OF       PERCENT OF
                             AND                                                    SECURITIES         CLASS
                      RELATIONSHIPS TO
                           TRUSTEE
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
James H. Woodward     none               none                none               none                none
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
Michael Van Buskirk   none               none                none               none                none
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------

No non-interested Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; (ii) any securities interest in the principal underwriter of the Trust or the Advisor or their affiliates (other than the Trust); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

         - the Fund;

         - an officer of the Fund;

         - an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the Fund;

         - an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the Fund;

         - the Adviser or principal underwriter of the Fund,

         - an officer of the Adviser or principal underwriter of the Fund;

         - a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Fund; or

         - an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Fund.

TRUSTEE COMPENSATION

The Trust pays each Trustee who is not an employee of BISYS or its affiliates a retainer fee at the rate of $500 per calendar quarter, reasonable out-of-pocket expenses, $750 for each regular meeting of the Board of Trustees attended in person, and $250 for each regular meeting of the Board of Trustees attended by telephone. The Trust also pays each such Trustee $750 for each special meeting of the Board of Trustees attended in person, and $250 for each special meeting of the Board of Trustees attended by telephone. For the fiscal year ended December 31, 2001, the Trust paid the following compensation to the Trustees of the Trust:

---------------------------- ------------------- ----------------------- ---------------------- ----------------------
 NAME OF PERSON, POSITION        AGGREGATE       PENSION OR RETIREMENT     ESTIMATED ANNUAL      TOTAL COMPENSATION
                             COMPENSATION FROM    BENEFITS ACCRUED AS        BENEFITS UPON       FROM FUND AND FUND
                                    FUND              PART OF FUND            RETIREMENT          COMPLEX** PAID TO
                                                       EXPENSES*                                      DIRECTORS
---------------------------- ------------------- ----------------------- ---------------------- ----------------------
James H. Woodward,                 $4,000                 None                   None                  $4,000
Trustee
---------------------------- ------------------- ----------------------- ---------------------- ----------------------
Michael Van                        $4,000                 None                   None                  $4,000
Buskirk, Trustee
---------------------------- ------------------- ----------------------- ---------------------- ----------------------
Walter B. Grimm, Trustee             $0                   None                   None                    $ 0
---------------------------- ------------------- ----------------------- ---------------------- ----------------------

* The Trust does not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

** The Fund Complex consisted of the Trust, the Fund, The BB&T Funds, AmSouth Funds, HSBC Mutual Funds Trust, HSBC Funds Trust, and the Fifth Third Funds.

The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. BISYS Fund Services Ohio, Inc. receives fees from the Trust for providing certain administration, fund accounting and transfer agency services.

INVESTMENT ADVISER

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment objectives and restrictions, investment advisory services are provided to the Fund by Compass Asset Management (the "Adviser") pursuant to an Investment Advisory Agreement dated [ ](the "Investment Advisory Agreement").

The Adviser, located at 2001 Kirby Drive, Houston, TX 77019, is a separate division of Compass Bank and is registered with the SEC under the Investment Advisers Act of 1940. Compass Bank, an Alabama state banking corporation, is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Compass Bancshares"), a bank holding company organized under the laws of Delaware. Through its subsidiaries and affiliates, Compass Bancshares, the 31st largest bank holding company in the United States in terms of total assets as of September 30, 2001, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, investment advisory services and trust services. The Adviser has served as investment adviser to mutual funds since February 5, 1990. The Adviser provides investment advisory and management services for the assets of individuals, pension and profit sharing plans, and endowments and foundations. As of December 31, 2001, Compass Asset Management had approximately $10 billion under administration. Of this total, Compass Bank had investment discretion over more than $3.6 billion, of which approximately were assets of the Expedition Funds, a retail mutual fund family managed by Compass Asset Management.

Under the Investment Advisory Agreement, the Adviser has agreed to provide investment advisory services for the Fund as described in the Prospectus and this SAI. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, the Adviser is entitled to a fee, computed daily and paid monthly, of .75% of average daily net assets of the Fund.

Unless sooner terminated, the Investment Advisory Agreement continues in effect as to the Fund for an initial term of up to two years, and thereafter for successive one-year periods if such continuance is approved at least annually by the Board of Trustees or by vote of a majority of the outstanding Shares of the Fund and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of the Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

From time to time, advertisements, supplemental sales literature, and information furnished to present or prospective Shareholders of the Fund may include descriptions of the Adviser including, but not limited to, (i) descriptions of the Adviser's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the Adviser's operations.

The Investment Advisory Agreement was approved by the Board of Trustees with respect to the Fund at a meeting held on [ ], 2002. In determining whether it was appropriate to approve the Investment Advisory Agreement, the Board requested information, provided by the Adviser, that it believed to be reasonably necessary to reach its conclusion. The Board of Trustees carefully evaluated this information, and was advised by legal counsel with respect to its deliberations.

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Investment Advisory Agreement was consistent with the best interests of the Fund and the beneficial owners of its shares, and the Board unanimously approved the Investment Advisory Agreement for an initial term of up to two years on the basis of the foregoing review and discussions and the following considerations, among others:

[subject to completion]

- The fairness and reasonableness of the investment advisory fees payable to the Adviser under the Investment Advisory Agreement in light of the investment advisory services expected to be provided, the anticipated costs of these services, the anticipated profitability of the Adviser's relationship with the Fund, and the comparability of the fees paid by other investment companies;

- The nature, quality and extent of the investment advisory services expected to be provided by the Adviser, in light of the research-intensive, active management style used with respect to the Fund, and the historic performance of comparable mutual funds advised by the Adviser, including the success of the Fund in achieving stated investment objectives;

- The Adviser's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with significant portfolio management experience;

- The Adviser's entrepreneurial commitment to the management of the Fund, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Fund;

- The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and expected performance of the Adviser.



PORTFOLIO TRANSACTIONS

The Adviser determines, subject to the general supervision of the Board of Trustees and in accordance with the Fund's investment objective and restrictions, which securities are to be purchased and sold by the Fund, and which brokers or dealers are to be eligible to execute the Fund's portfolio transactions.

Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where best execution is available elsewhere or through use of a broker.

Unless directed by the Board of Trustees, allocation of transactions, including their frequency, to various brokers and dealers is determined in good faith by the Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. In selecting a broker or dealer, the Adviser evaluates a wide range of criteria, including the commission rate or dealer mark-up, execution capability, the broker's/dealer's positioning and distribution capabilities, back office efficiency, ability to handle difficult trades, financial stability, reputation, prior performance, and, in the case of brokerage commissions, research. The primary consideration is the broker's ability to provide "best execution," which is the best overall qualitative execution of the Fund's brokerage transactions, so that the total costs or proceeds to the Fund are the most favorable under the circumstances. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Adviser may receive orders for transactions on behalf of the Trust. Research may include brokers' analyses of specific securities, performance and technical statistics, and information databases. It may also include maintenance research, which is the information that keeps the Adviser informed concerning overall economic, market, political and legal trends. Under some circumstances, the Adviser's evaluation of research and other broker selection criteria may result in one or a few brokers executing a substantial percentage of the Fund's trades. This might occur, for example, where a broker can provide best execution at a cost that is reasonable in relation to its services and the broker offers unique or superior research facilities, special knowledge or expertise in the Fund's relevant markets, or access to proprietary information about companies that are a majority of The Fund's investments.

Research information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Trust. Such information may be useful to the Adviser in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful in carrying out its obligations to the Trust. While the Adviser generally seeks competitive commissions, the Trust may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above.

Investment decisions for the Fund are made independently from those for any other portfolio, investment company or account managed by the Adviser. Any such other portfolio, investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of The Fund and another portfolio, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other portfolio, investment companies or accounts in order to obtain best execution. In making investment recommendations for the Trust, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Adviser or BISYS, their parents or their subsidiaries or affiliates.

FEDERAL BANKING LAW
The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Adviser's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Adviser believes that it possesses the legal authority to perform the services for the Fund contemplated by the Prospectus, this SAI, and the Investment Advisory Agreement without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of the Adviser to perform these services, the Board of Trustees would review the Trust's relationship with the Adviser and consider taking all action necessary in the circumstances, which could include recommending to Shareholders the selection of another qualified advisor or, if that course of action appeared impractical, that the Fund be liquidated.

ADMINISTRATOR

BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as general manager and administrator to the Trust pursuant to a Management and Administration Agreement dated March 1, 1999 (the "Administration Agreement"). Prior to that date, BISYS Fund Services ("BISYS") served as general manager and administrator to the Trust. The Administrator assists in supervising all operations of the Fund (other than those performed by the Adviser under the Investment Advisory Agreement, by BISYS Ohio as fund accountant and dividend disbursing agent, and by the Trust's custodians).

Under the Administration Agreement, the Administrator has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Securities and Exchange Commission on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Fund and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state laws with the advice of the Trust's counsel; keep and maintain the financial accounts and records of the Fund, including calculation of daily expense accruals; and generally assist in all aspects of the Trust's operations other than those performed by the Adviser under the Investment Advisory Agreement, by the fund accountant and dividend disbursing agent, and by the Trust's custodians. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

The Administrator receives a fee from the Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, calculated daily and paid periodically, equal to the lesser of (a) a fee calculated at the annual rate of [0.20%] of the Fund's average daily net assets, or (b) such other fee as may from time to time be agreed upon by the Trust and the Administrator. The Administrator may voluntarily reduce all or a portion of its fee with respect to the Fund in order to increase the net income of the Fund available for distribution as dividends.

The Administration Agreement is terminable with respect to a particular Fund upon mutual agreement of the parties to the Administration Agreement, upon notice given at least 60 days prior to the expiration of the Agreement's then-current term, and for cause (as defined in the Administration Agreement) by the party alleging cause, on no less than 60 days' written notice by the Board of Trustees or by the Administrator.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

EXPENSES

The Adviser and the Administrator bears all expenses in connection with the performance of its services other than the cost of securities (including brokerage commissions) purchased for the Fund. The Fund will bear the following expenses relating to their operations: taxes, interest, fees of the Trustees of the Trust, Securities and Exchange Commission fees, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and fund accountant, certain insurance premiums, costs of maintenance of the Trust's existence, costs of Shareholders' reports and meetings, and any extraordinary expenses incurred in the Fund's operations. Any expense reimbursements will be estimated daily and reconciled and paid on a monthly basis. Fees imposed upon customer accounts for cash management services are not included within Trust expenses for purposes of any such expense limitation.

DISTRIBUTOR

BISYS serves as distributor to the Trust pursuant to the Distribution Agreement dated June 1, 1997 (the "Distribution Agreement"). As distributor, BISYS acts as agent for the Fund in the distribution of their Shares and, in such capacity, advertises and pays the cost of advertising, office space and personnel involved in such activities. BISYS serves as distributor without remuneration from the Fund. Unless otherwise terminated, the Distribution Agreement continues for successive one-year periods if approved at least annually (i) by the Board of Trustees or by the vote of a majority of the outstanding Shares of the Trust, and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTING SERVICES

Compass Bank serves as custodian to the Fund pursuant to a Custody Agreement dated as of [ ]. As custodian, its responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

BISYS Ohio serves as transfer agent and dividend disbursing agent for the Fund pursuant to an agreement dated as of [ ]. Under this agreement, BISYS Ohio performs the following services, among others: maintenance of Shareholder records for each of the Trust's Shareholders of record; processing Shareholder purchase and redemption orders; processing transfers and exchanges of Shares on the Shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of Shareholder reports and proxy solicitation materials.

In addition, BISYS Ohio provides certain fund accounting services to the Trust pursuant to a Fund Accounting Agreement dated March 1, 1999. Under the Fund Accounting Agreement, BISYS Ohio maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the daily net asset value per Share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with custodians, affirmation to custodians of portfolio trades and cash settlements, verification and reconciliation with custodians of daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

BISYS Ohio receives an annual fee of [$ ] per Variable Contract Owner account, subject to certain per-Fund base fees, for its services as transfer agent and, for its services as fund accountant, BISYS Ohio receives a fee, computed daily and paid periodically, at an annual rate equal to the greater of [ ]% of each Fund's average daily net assets or $[ ].

INDEPENDENT AUDITORS

The firm of[ ], serves as independent auditors for the Fund. Its services comprise auditing the Fund's financial statements and advising the Fund as to certain accounting and tax matters.

LEGAL COUNSEL

Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, is counsel to the Trust and has passed upon the legality of the Shares offered hereby.

CODE OF ETHICS

The Trust, the Adviser and BISYS each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser and BISYS from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

The Trust is a Massachusetts business trust that was organized on July 20, 1994. The Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on the same date. The Declaration of Trust, as amended and restated, authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust currently has multiple series of Shares which represent interests in each series of the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Trust into one or more additional series or classes by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this SAI, the Trust's Shares will be fully paid and non-assessable by the Trust. In the event of a liquidation or dissolution of the Trust, Shareholders of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective series, of any general assets not belonging to any particular series which are available for distribution.

Each Share represents an equal proportionate interest in the Fund with other Shares of the Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared at the discretion of the Trustees. Shares are without par value. Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested. Shareholders will vote in the aggregate and not by portfolio except as otherwise expressly required by law.

An annual or special meeting of Shareholders to conduct necessary business is not required by the Trust's Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve an investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

The Trust will call a special meeting of Shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from Shareholders holding not less than 10% of the outstanding votes of the Trust. At such a meeting, a quorum of Shareholders (constituting a majority of votes attributable to all outstanding Shares of the Trust), by majority vote, has the power to remove one or more Trustees. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in the Fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in proportion of the voting instructions received.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of The Fund will be required in connection with a matter, the Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy submitted to Shareholders would be effectively acted upon with respect to a series only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to Fund.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

As used in the Fund's Prospectus and the SAI, "vote of a majority of the outstanding Shares of the Trust or the Fund" means the affirmative vote, at an annual or special meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Trust or the Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Trust or the Fund.


SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Trust. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his or her being or having been a Shareholder. The Declaration of Trust also provides that the Trust shall, upon request, reimburse any Shareholder for all legal and other expenses reasonably incurred in the defense of any claim made against the Shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Trust or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

ADDITIONAL TAX INFORMATION

The following discussion summarizes certain U.S. federal tax considerations incidental to an investment in the Fund. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal, state, local and foreign tax aspects of an investment in the Fund.

The Fund intends to qualify annually and to elect to be treated as a regulated investment company under Subchapter M of the Code. If the Fund so qualifies, it generally will not be subject to federal income taxes to the extent that it distributes on a timely basis its investment company taxable income and its net capital gains.

To qualify as a regulated investment company, the Fund generally must, among other things: (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business in such stock, securities or currencies; (ii) diversify its holdings so that, at the end of each quarter of the taxable year (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of any net long-term capital losses) each taxable year.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years), if any, that it distributes to Shareholders. The Fund intends to distribute to its Shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. To avoid the tax, the Fund may be required to distribute (or be deemed to have distributed) during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses for the twelve month period ending on October 31 of the calendar year (adjusted for certain ordinary losses), and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. The excise tax generally does not apply to any regulated investment company whose shareholders are solely either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Fund believes it is not subject to the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund during October, November, or December of that year to Shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to Shareholders (such as the Separate Accounts) for the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are actually received.

The Fund also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the Fund as assets of the related separate account, these regulations are imposed on the assets of the Fund. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by the Fund to both qualify as a regulated investment company and satisfy the Section 817(h) requirements would generally cause the variable contracts to lose its favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by the Fund to qualify as a regulated investment company would also subject the Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described, or that the Trust will not have to change the Fund's investment objective or investment policies. While the Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding Shares, the investment policies of the Fund may be modified as necessary to prevent any such prospective rules and regulations from causing Variable Contract Owners to be considered the owners of the Shares of the Fund.

If the Fund invests in shares of a passive foreign investment company, the Fund may be subject to U.S. federal income tax on a portion of an "excess distribution" from, or of the gain from the sale of part or all of the shares in, such company. In addition, an interest charge may be imposed with respect to deferred taxes arising from such distributions or gains. The Fund may, however, be able to elect alternative tax treatment for such investments that would avoid this unfavorable result.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, and on disposition of certain futures contracts, forward contracts, between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its Shareholders as ordinary income.

DISTRIBUTIONS

Distributions of any investment company taxable income (which includes among other items, dividends, interest, and any net realized short-term capital gains in excess of net realized long-term capital losses) are treated as ordinary income for tax purposes in the hands of a Shareholder (such as a Separate Account). Net capital gains (the excess of any net long-term capital gains over net short term capital losses) will, to the extent distributed, be treated as long-term capital gains in the hands of a Shareholder regardless of the length of time the Shareholder may have held the Shares.

HEDGING TRANSACTIONS

The diversification requirements applicable to the Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts, or forward contracts.

OTHER TAXES

Distributions may also be subject to additional state, foreign and local taxes, depending on each Shareholder's situation. Shareholders (such as Separate Accounts) are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

PERFORMANCE INFORMATION

The Fund may, from time to time, include its yield or total return in advertisements or reports to Shareholders or prospective investors. Performance information for the Fund will not be advertised or included in sales literature unless accompanied by comparable performance information for a separate account to which the Fund offers its Shares.

Yields of the Fund are computed by analyzing net investment income per Share for a recent 30-day period and dividing that amount by a Share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of the Fund will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Trust allocated to the Fund. Yield should also be considered relative to changes in the value of the Fund's Shares and to the relative risks associated with the investment objective and policies of the Fund.

At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Standardized quotations of average annual total return for Fund Shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in Shares over periods of 1, 5 and 10 years or up to the life of the Fund), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of expenses (on an annual basis), and assume that all dividends and distributions on Shares are reinvested when paid.

Performance information for the Fund may be compared in reports and promotional literature to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc., S&P, Shearson Lehman Brothers, Inc., the Russell 2000 Index, the Consumer Price Index, and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds, or Morningstar, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The Bond Buyer's Weekly 20-Bond Index, The Bond Buyer's Index, The Bond Buyer, The New York Times,

Business Week, Pensions and Investments, and U.S.A. Today. In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above may be included in advertisements and in reports to Variable Contract Owners.

The Fund may also compute aggregate total return for specified periods. The aggregate total return is determined by dividing the net asset value of this account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of aggregate total return assumes reinvestment of all income dividends and capital gain distributions during the period.

The Fund also may quote annual, average annual and annualized total return and aggregate total return performance data for various periods other than those noted above. Such data will be computed as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return.

Quotations of yield or total return for the Fund will not take into account charges and deductions against a Separate Account to which the Fund's Shares are sold or charges and deductions against the Variable Contracts. The Fund's yield and total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the Separate Accounts or the Variable Contracts. Performance information for the Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period in which the calculations are based. Performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the portfolios and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

MISCELLANEOUS

Individual Trustees are elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of Shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the Shareholders voting not less than a majority of the Shares then outstanding, cast in person or by proxy at any meeting called for that purpose, or by a written declaration signed by Shareholders voting not less than two-thirds of the Shares then outstanding. In accordance with current laws, it is anticipated that an insurance company issuing a Variable Contract that participates in the Fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the Separate Account in proportion of the voting instructions received.

The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Trust.

The Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

The Prospectus and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.

                                    APPENDIX

                          DESCRIPTION OF BOND RATINGS

DESCRIPTION OF MOODY'S BOND RATINGS:

         Excerpts from Moody's description of its bond ratings are listed as follows: AAA - judged to be the best quality and they carry the smallest degree of investment risk; AA - judged to be of high quality by all standards - together with the Aaa group, they comprise what are generally known as high-grade bonds; A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; BAA - considered to be medium grade obligations, I.E., they are neither highly protected nor poorly secured -interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; BA - judged to have speculative elements, their future cannot be considered as well assured; B - generally lack characteristics of the desirable investment; CAA - are of poor standing - such issues may be in default or there may be present elements of danger with respect to principal or interest; CA - speculative in a high degree, often in default; C
- lowest rated class of bonds, regarded as having extremely poor prospects.

         Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

DESCRIPTION OF S&P'S BOND RATINGS:

         Excerpts from S&P's description of its bond ratings are listed as follows: AAA - highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA - has a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A - has a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB
- regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C - predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and C the lowest within the speculative rating categories. D - interest or principal payments are in default.

         S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

         Excerpts from Moody's commercial paper ratings are listed as follows:
Prime - 1 - issuers (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations; PRIME - 2 - issuers (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations; PRIME - 3 - issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term promissory obligations; NOT PRIME - issuers do not fall within any of the Prime categories.

DESCRIPTION OF S&P'S RATINGS FOR CORPORATE AND MUNICIPAL BONDS:

         INVESTMENT GRADE RATINGS: AAA - the highest rating assigned by S&P, capacity to pay interest and repay principal is extremely strong; AA - has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree; A - has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB - regarded as having an adequate capacity to pay interest and repay principal - whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         SPECULATIVE GRADE RATINGS: BB, B, CCC, CC, C - debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal - while such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; CI - reserved for income bonds on which no interest is being paid; D -in default, and payment of interest and/or repayment of principal is in arrears. PLUS (+) OR MINUS (-) - the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S RATINGS FOR SHORT-TERM CORPORATE DEMAND OBLIGATIONS AND COMMERCIAL PAPER:

         An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. Excerpts from S&P's description of its commercial paper ratings are listed as follows: A-1 - the degree of safety regarding timely payment is strong - those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation; A-2 - capacity for timely payment is satisfactory - however, the relative degree of safety is not as high as for issues designated "A-1;" A-3 - has adequate capacity for timely payment - however, is more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations; B - regarded as having only speculative capacity for timely payment; C - a doubtful capacity for payment; D - in payment default - the "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits


(a)       (1)     Amended and Restated Declaration of Trust dated July 20, 1994, as amended and restated February 5,
                  1997(1)

          (2)     Establishment and Designation of Series effective February 5, 1997(1)

          (3)     Redesignation of Two Existing Series and Establishment and Designation of Two Additional Series
                  effective August 13, 1997(3)

          (4)     Establishment and Designation of Series effective February 25, 1999(6)

          (5)     Form of Establishment and Designation of Four Additional Series(8)

          (6)     Form of Amended Designation of Series(8)

          (7)     Form of Amended Designation of Series(9)

          (8)     Form of Establishment and Designation of Five Additional Series(10)

          (9)     Form of Amended Designation of Series and Establishment and Designation of Two Additional
                  Series(11)

          (10)    Form of Establishment and Designation of Seven Additional Series(12)

          (11)    Form of Amended Designation of Series(14)

          (12)    Form of Establishment and Designation of Three Additional Series(15)

          (13)    Form of Establishment and Designation of One Additional Series

(b)               By-Laws(1)

(c)               Articles V and VI of the Registrant's Amended and Restated Declaration of Trust define rights of holders of Shares.

(d)       (1)     Form of Investment Advisory Agreement between Registrant and Branch Banking and Trust Company(2)

          (2)     Form  of  Investment  Advisory  Agreement  between Registrant and AmSouth Investment Management
                  Company, LLC(4)

          (3)     Form of Sub-Advisory Agreement between AmSouth Investment Management Company, LLC and Rockhaven
                  Asset Management, LLC(4)

          (4)     Form of Sub-Advisory Agreement between AmSouth Investment Management Company, LLC and OakBrook
                  Investments, LLC(6)

          (5)     Form of Investment Advisory Agreement between Registrant and HSBC Asset Management (Americas)
                  Inc.(7)

          (6)     Form of Sub-Advisory Agreement between AmSouth Investment Management Company, LLC and Bennett
                  Lawrence Management, LLC(11)

          (7)     Form of Sub-Advisory Agreement between AmSouth Investment Management


                  Company, LLC and Lazard Asset Management(11)

          (8)     Form of Investment Advisory between Registrant and Skandinaviska Enskilda Banken AB (publ.)(12)

          (9)     Form of Investment Advisory Agreement between Registrant and Fifth Third Asset Management(14)

          (10)    Form of Sub-Advisory Agreement between AmSouth Investment Management Company, LLC and Five Points Capital
                  Advisors (15)

          (11)    Form of Advisory Agreement between the Registrant and Compass Asset Management*

(e)               Form of Distribution Agreement between Registrant and BISYS Fund Services(3)

(f)               Not Applicable

(g)       (1)     Form of Custodian Agreement between Registrant and Fifth Third Bank(2)

          (2)     Form of Custodian Agreement between Registrant and AmSouth Bank(4)

          (3)     Form of Custodian Agreement between Registrant and The Bank of New York(8)

          (4)     Form of Custodian Agreement between Registrant and Bankers Trust Company (with respect to AmSouth
                  International Equity Fund)(11)

          (5)     Form of Custodian Agreement between Registrant and Fifth Third Bank(14)

          (6)     Form of Custodian Agreement between Registrant and Branch Banking & Trust Company(15)

          (7)     Form of Custodian Agreement between Registrant and Compass Bank*

(h)       (1)     Form of Management and Administration Agreement between Registrant and BISYS Fund Services Ohio,
                  Inc.(6)

          (2)     Form of Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc.(6)

          (3)     Form of  Transfer  Agency  Agreement  between Registrant and BISYS Fund Services Ohio, Inc.(6)

          (4)     Form of Fund Participation Agreement with Hartford Life Insurance Company(4)

          (5)     Form of Fund Participation Agreement with Allstate Insurance Company(9)

          (6)     Form of Fund Participation Agreement with Hartford Life Insurance Company (with respect to Fifth
                  Third Quality Growth VIP Fund) (9)

          (7)     Form of Fund Participation Agreement with New York Life Insurance Company(13)

          (8)     Form of Fund Participation Agreement with SEB Trygg Life Assurance Company Limited*

          (9)     Form of Variable Contract Owner Servicing Agreement(6)

         (10)     Form of Fund Participation Agreement with John Hancock Life Insurance Company (with respect to the HSBC Funds)(15)

         (11)     Form of Fund Participation Agreement with Nationwide Insurance Company (with respect to the Expedition Equity VIP Fund)*

(i)               Opinion and Consent of Counsel(2)

(j)               Consent of Independent Auditors of the Expedition Equity VIP Fund*

(k)               Not Applicable

(l)               Purchase Agreement(2)

(m)               Not Applicable

(n)               Not Applicable

(p)       (1)     Form of Code of Ethics of the Registrant(8)

          (2)     Form of Code of Ethics of AmSouth Investment Management Company, LLC(8)

          (3)     Form of Code of Ethics of Branch Banking and Trust Company(8)

          (4)     Form of Code of Ethics of HSBC Asset Management(8)

          (5)     Form of Code of Ethics of Fifth Third Asset Management

          (6)     Form of Code of Ethics of Rockhaven Asset Management, LLC(8)

          (7)     Form of Code of Ethics of Bennett Lawrence Management, LLC(11)

          (8)     Form of Code of Ethics of Lazard Asset Management(11)

          (9)     Form of Code of Ethics of Skandinaviska Enskilda Banken AB (publ.)*

          (10)    Form of Code of Ethics of OakBrook Investments, LLC(8)

          (11)    Form of Code of Ethics of Five Points Capital Advisors (16)

          (12)    Form of Code of Ethics of Compass Asset Management*

(q)       (1)     Secretary's Certificate Pursuant to Rule 483(b)(2)

          (2)     Powers of Attorney(2)

          (3)     Power of Attorney (Nimish Bhatt) (6)


----------
* To be filed by amendment

1 Filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on February 5, 1997.

2 Filed with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on May 29, 1997.

3 Filed with Post-Effective Amendment No. 1 to Registrant's Registration Statement on July 3, 1997.

4 Filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on September 15, 1997.

5 Filed with Post-Effective Amendment No. 5 to Registrant's Registration Statement on January 20, 1999.

6 Filed with Post-Effective Amendment No. 6 to Registrant's Registration Statement on April 1, 1999.

7 Filed with Post-Effective Amendment No. 7 to Registrant's Registration Statement on July 16, 1999.

8 Filed with Post-Effective Amendment No. 9 to Registrant's Registration Statement on April 28, 2000.

9 Filed with Post-Effective Amendment No. 10 to Registrant's Registration Statement on August 3, 2000.

10 Filed with Post-Effective Amendment No. 11 to Registrant's Registration Statement on October 16, 2000.

11 Filed with Post-Effective Amendment No. 12 to Registrant's Registration Statement on January 31, 2001.

12 Filed with Post-Effective Amendment No. 13 to Registrant's Registration Statement on March 23, 2001.

13 Filed with Post-Effective Amendment No. 14 to Registrant's Registration Statement on May 1, 2001.

14 Filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on July 31, 2001.

15 Filed with Post-Effective Amendment No. 16 to Registrant's Registration Statement on February 1, 2002

16 Filed with Post-Effective Amendment No. 17 to the Registrant's Registration Statement on April 30, 2002


Item 24.        Persons Controlled by or Under Common Control with Registrant

                Not applicable

Item 25.        Indemnification

                Reference is made to Article IV of the Registrant's Agreement and Declaration of Trust (Exhibit (a)(1)) which is incorporated by reference herein. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Other Connections of Investment Advisers and their Officers and Directors

                The business of each of the Investment Advisers is summarized under "Management of the Fund(s)" or "Fund Management" in the Prospectuses constituting Part A and "Management of the Trust" in the Statement of Additional Information constituting Part B of this Registration Statement, which summaries are incorporated herein by reference.

                Information relating to the business and other connections of BB&T Asset Management, LLC ("BB&T") and each member, director, officer or partner of BB&T is hereby incorporated by reference to disclosure in Item 26 of the registration statement of Form N-1A of BB&T Mutual Funds Group (File Nos. 33-49098 and 811-06719). Information relating to the business and other connections of AmSouth Investment Management Company, Rockhaven Asset Management, LLC, OakBrook Investments, LLC, and Five Points Capital Advisors and each director, officer or partner of each, is hereby incorporated by reference to disclosure in Item 26 of the registration statement of Form N-1A of AmSouth Mutual Funds (File Nos. 33-21660 and 811-5551). Information relating to the business and other connections of HSBC Asset Management (Americas) Inc. ("HSBC") and each director, officer or partner of HSBC is hereby incorporated by reference to disclosure in
                Item 26 of the registration statement of Form N-1A of HSBC Mutual Funds Trust (File Nos. 33-33739 and 811-06057). Information relating to the business and other connections of Fifth Third Asset Management ("Fifth Third") and each director, officer or partner of Fifth Third is hereby incorporated by reference to disclosure in Item 26 of the registration statement of Form N-1A of Fifth Third Funds (File Nos. 33-24848 and 811-5669). Information relating to the business and other connections of Compass Asset Management ("CAM") and each director, officer or partner of CAM is hereby incorporated by reference to disclosure in Item 26 of the registration statement of Form N-1A of Expedition Funds (File Nos. 33-30950 and 811-05900).

[Skandinaviska Enskilda Banken AB (publ.) to be provided by amendment]

Item 27.        Principal Underwriter

               (a) BISYS Fund Services ("BISYS") acts as distributor for Registrant. BISYS also distributes the securities of Alpine Equity Trust, Ambassador Funds American Independence Funds Trust, American Performance Funds, AmSouth Funds, BB&T Funds , The Coventry Group, The Eureka Funds, The Hirtle Callaghan Trust, HSBC Advisor Funds Trust, HSBC Investor Funds, The Infinity Mutual Funds, Inc., LEADER Mutual Funds, Legacy Funds Group, MMA Praxis Mutual Funds, The M.S.D.&T. Funds Inc., Old Westbury Funds, Inc., Pacific Capital Funds, USAllianz Variable Insurance Products Trust, The Victory Portfolios, The Variable Insurance Funds, The Williamette Funds, Vintage Mutual Funds, Inc. and Van Ness Funds, each of which is a management investment company.

                (b) Partners of BISYS Fund Services are as follows:

                                Positions and                    Positions and
Name and Principal              Offices with                     Offices with
Business Address                Bisys Fund Services              Registrant
----------------                -------------------              ----------

WC Subsidiary Corporation       Sole Limited Partner            None
150 Clove Road
Little Falls, NJ 07424

BISYS Fund Services, Inc.       Sole General Partner            None
3435 Stelzer Road
Columbus, OH 43219


                (c)   Not Applicable

Item 28.        Location of Accounts and Records

                The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of: AmSouth Investment Management Company, 1901 Sixth Avenue North, Birmingham, Alabama 35203, Rockhaven Asset Management, LLC, 100 First Avenue, Suite 1050, Pittsburgh, PA 15222, OakBrook Investments, LLC, 701 Warrenville Road, Suite 135, Lisle, IL 60532, Bennett Lawrence Management, LLC, 757 Third Avenue, New York, New York 10017, Lazard Asset Management, 30 Rockefeller Plaza, New York, New York, 10117 and Five Points Capital Advisors, 1901 Sixth Avenue North, Birmingham; Alabama 35203; BB&T Asset Management, LLC, 434 Fayetteville Street Mall, Raleigh, NC 27601; HSBC Asset Management Americas, Inc., 140 Broadway, New York, NY 10005; Skandinaviska Enskilda Banken AB (publ.), Kungstradgardsgatan 8, Stockholm, Sweden; Compass Asset Management, 15 S. 20th Street, Birmingham, Alabama 35233; and Fifth Third Asset Management, 38 Fountain Square Plaza, Cincinnati, Ohio 45263; BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035 (records relating to its functions as distributor); and BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035 (records relating to its functions as administrator, transfer agent, and fund accountant).

Item 29.        Management Services

                Not Applicable

Item 30.        Undertakings

                (a) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.

                (b) Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the shareholders communications provisions of Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 18 to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the city of Washington, D.C. on the 14th day of June, 2002.

                            VARIABLE INSURANCE FUNDS

                         By:         *
                               -------------
                               Walter Grimm
                               President


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons on behalf of Variable Insurance Funds in the capacity and on the date indicated:

Signatures                   Title                               Date
----------                   -----                               ----
        *                    President, Chairman                 June 14 , 2002
-------------------          of the Board, and Trustee
Walter Grimm

        *                    Principal Financial                 June 14 , 2002
-------------------          and Accounting Officer
Nimish Bhatt                 and Comptroller

        *                    Trustee                             June 14 , 2002
-------------------
Michael Van Buskirk


        *                    Trustee                              June 14, 2002
-------------------
James Woodward


* By: /s/ Keith T. Robinson
         -----------------
         Keith T. Robinson as attorney-in-fact, pursuant to powers of attorney filed as Exhibit 19(b) (since redesignated as Exhibit q(2)) to Pre-Effective Amendment No.2 to the Registrant's Registration Statement, and, with respect to Nimish Bhatt, pursuant to a power of attorney filed as Exhibit p(4)(since redesignated as Exhibit q(3)) to Post-Effective Amendment No. 6 to the Registrant's Registration Statement.

                                  Exhibit Index

Exhibit                   Description
-------                   -----------

(a)(13)                   Form of Establishment and Designation of One
                          Additional Series